Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

(18) Leases

We have two property leases in effect as of March 31, 2025, which we account for as operating leases:

●	A lease for our principal administrative and production facility at 6272 West 91st Avenue, Westminster, Colorado, which expires on December 31, 2031. This lease includes one option to extend the lease by five years from the end of the then current term.

●	A lease for office space at 2275 Half Day Road, Bannockburn, Illinois, which expires in January 2028. This lease includes an option to extend the lease by three years at the end of the current term.

We also have two finance leases for copier equipment in our Westminster and Bannockburn facilities.

On July 17, 2024, we exercised one of the two options to extend the current lease for the Westminster facility for an additional period of five years commencing on January 1, 2027, and ending on December 31, 2031 (“Second Extended Lease Term”). All terms and conditions of the lease shall continue to apply during the Second Extended Lease Term. We will pay approximately $1.5 million in rent during the Second Extended Lease Term.

(18) Leases

We have three property leases in effect as of December 31, 2024, which we account for as operating leases:

●	A lease for our principal administrative and production facility at 6272 West 91st Avenue, Westminster, Colorado, which expires on December 31, 2031. This lease includes one option to extend the lease by five years from the end of the then current term.

●	A lease for office space at 2275 Half Day Road, Bannockburn, Illinois, which expires in January 2028. This lease includes an option to extend the lease by three years at the end of the current term.

●	A lease for laboratory and research space at 1 Hoppin Street, Providence, Rhode Island, which expires on July 31, 2025.

We also have three finance leases, two for copier equipment in our Westminster and Bannockburn facilities, and one for laboratory equipment in our research space in Providence.

On July 17, 2024, we exercised one of the two options to extend the current lease for the Westminster facility for an additional period of five years commencing on January 1, 2027, and ending on December 31, 2031 (“Second Extended Lease Term”). All terms and conditions of the lease shall continue to apply during the Second Extended Lease Term. We will pay approximately $1.5 million in rent during the Second Extended Lease Term.

The components of right-of-use assets, short-term lease liabilities and long-term lease liabilities as of December 31, 2024, is as follows:

	Operating Leases	Finance Leases
Right-of-use assets	$1,210	$128	(1)
Short-term lease liabilities	$136	$78
Long-term lease liabilities	$1,311	$18

(1)	Net of accumulated depreciation, included in fixed assets

The components of lease expense for the year ended December 31, 2024 and 2023, were as follows:

	December 31,
	2024	2023
Operating lease expense	$409	$473
Finance lease expense:
Amortization of ROU assets	115	13
Interest on lease liabilities	11	3
Total finance lease expense	126	16
Total lease expense	$535	$489

Maturities of lease liabilities under noncancellable leases as of December 31, 2024, are as follows:

	Operating Leases	Finance Leases
2025	$322	$83
2026	298	9
2027	371	9
2028	300	1
2029	304	-
Thereafter	645	-
Total undiscounted lease payments	2,240	102
Less imputed interest	(793)	(6)
Total lease liabilities	$1,447	$96

As of December 31, 2024, the weighted average life of our operating and finance leases is six and two years, respectively. The weighted average discount rate for operating and finance leases are 13.8% and 8.1%, respectively, which is based on interest rates we paid for our most recent term loan and convertible notes.